NEW ACCOUNTING PRONOUNCEMENTS (Details Textual) - CAD ($)	Mar. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Retained earnings	$ (56,498,572)	$ 199,093	$ (52,855,947)
Bottom of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		6.00%
Top of range
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16		8.00%